Income Taxes (Details) - Schedule of aggregate change in the balance of gross unrecognized tax	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of aggregate change in the balance of gross unrecognized tax [Abstract]
Beginning balances
Increases related to tax positions change	1,470,344
Ending balances	$ 1,470,344